DESCRIPTION OF PLAN - Vesting (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
1 year of Vesting Service
EBP, Description of Plan [Line Items]
Vesting service period	1 year
Vesting percentage	33.00%
2 Years Of Vesting Service
EBP, Description of Plan [Line Items]
Vesting service period	2 years
Vesting percentage	66.00%
3 Years Of Vesting Service
EBP, Description of Plan [Line Items]
Vesting service period	3 years
Vesting percentage	100.00%